SHARE OPTIONS AND SHARE WARRANTS (Schedule of Assumption Determining Fair Value of Share Options) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares yr $ / shares	Dec. 31, 2018 USD ($) shares yr $ / shares	Dec. 31, 2017 USD ($) shares yr $ / shares
Key management personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	51.18%		40.62%
Weighted average expected life | yr	4.15		4.45
Weighted average risk free interest rate	1.84%		1.59%
Expected dividend yield			0.81%
Key management personnel [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0.14		$ 0.43
Total 'A' share options granted / (ADS's equivalent) | shares	4,060,000		5,150,000
Weighted average share price per 'A' share / (per ADS)	$ 0.46		$ 1.34
Weighted average exercise price per 'A' share / (per ADS)	$ 0.69		$ 1.34
Key management personnel [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0.56		$ 1.72
Total 'A' share options granted / (ADS's equivalent) | shares	1,015,000		1,287,500
Weighted average share price per 'A' share / (per ADS)	$ 1.84		$ 5.36
Weighted average exercise price per 'A' share / (per ADS)	$ 2.74		$ 5.36
Other employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	47.31%	42.69%	40.48%
Weighted average expected life | yr	4.42	4.55	4.69
Weighted average risk free interest rate	2.23%	2.72%	1.91%
Expected dividend yield			0.81%
Other employees [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0.25	$ 0.41	$ 0.44
Total 'A' share options granted / (ADS's equivalent) | shares	310,000	720,000	480,000
Weighted average share price per 'A' share / (per ADS)	$ 0.64	$ 1.07	$ 1.31
Weighted average exercise price per 'A' share / (per ADS)	$ 0.64	$ 1.07	$ 1.31
Other employees [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 1.02	$ 1.64	$ 1.76
Total 'A' share options granted / (ADS's equivalent) | shares	77,500	180,000	120,000
Weighted average share price per 'A' share / (per ADS)	$ 2.53	$ 4.28	$ 5.24
Weighted average exercise price per 'A' share / (per ADS)	$ 2.53	$ 4.28	$ 5.24